Note 3 - Acquisitions (Details) - Summarized Unaudited Pro Forma Results of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summarized Unaudited Pro Forma Results of Operations [Abstract]
Revenues	$ 60,646,859	$ 36,237,382
Net loss attributable to China Finance Online Co., Limited	$ (9,978,159)	$ (15,202,149)
Net loss per share attributable to China Finance Online Co. Limited
- basic	$ (0.09)	$ (0.14)
- diluted	$ (0.09)	$ (0.14)